Financial instruments and related disclosures - Fair Values of Derivatives Held (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	£ 257	£ 76
Total derivative instruments	(128)	(74)
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	69	5
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	0
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	1
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	4	5
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	64
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	188	71
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	82	62
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	4	8
Financial assets, current	102	1
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(105)	(26)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities non current	(1)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(56)	(1)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Net Investment Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities non current	0
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(48)	(25)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(23)	(48)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(23)	(47)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities non current	0
Financial Liabilities, current	£ 0	£ (1)